Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ONEFUND TRUST
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Shareholder Report [Line Items]
Fund Name	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Class Name	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Trading Symbol	ZZZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cyberhornetetfs.com/. You can also request this information by contacting us at 1-844-282-3837.
Additional Information Phone Number	1-844-282-3837
Additional Information Website	https://cyberhornetetfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-months ended March 31, 2025, ZZZ returned +7.36% based on NAV, and returned +7.46% based on market price. Since its inception on 12/28/23, ZZZ had a return of +22.54% based on NAV, and +22.18% based on market price. During the same periods the S&P 500® and S&P 500® Bitcoin Futures 75/25 Blend Index’s returns were +15.11% and +27.06%, respectively. The performance of the Fund relative to its index showed tracking error due to our trading process, our cash management process, and the expenses and trading costs of the Fund.
Some of the factors influencing the performance of the portfolio were strong corporate earnings by the “Magnificent 7” tech companies such as Apple, Microsoft, and Amazon. AI technology continued to influence the markets during the period with companies like  TSLA & Nvidia leading the way. During the first quarter of 2025, markets sold off in part as a reaction to uncertainty due to aggressive tariff policies and trade wars. However, the U.S. economy demonstrated resilience throughout 2024, with strong GDP growth and declining inflation rates, which are factors that contributed to the positive performance during the last 12 months. During the first quarter of 2025, the Bybit exchange suffered a $1.5 billion hack which undermined investor confidence in the security of crypto platforms, likely contributing to an -11% sell-off in Bitcoin during Q1.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2023)
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF NAV	7.36%	22.54%
S&P 500 TR	8.25%	15.11%
S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index	10.66%	27.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cyberhornetetfs.com/ for more recent performance information.
Net Assets	$ 5,015,301
Holdings Count | $ / shares	487
Advisory Fees Paid, Amount	$ 30,678
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$5,015,301
Number of Holdings	487
Total Advisory Fees Paid	$30,678
Portfolio Turnover	9%

Holdings [Text Block]

Top Holdings (% of net assets)
Apple, Inc.	5.7%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.9%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.2%
Alphabet, Inc. - Class A	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
Alphabet, Inc. - Class C	1.4%
JPMorgan Chase & Co.	1.3%
Broadcom, Inc.	1.2%

Updated Prospectus Web Address	https://cyberhornetetfs.com/